Accounts Payable and Accrued Liabilities - Summary of Aging Analysis of Accounts Payables and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 122,458	$ 17,811	¥ 125,260
Less than six months [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	105,606		104,691
Six months to one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	6,984		9,009
More than one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 9,868		¥ 11,560